Accounts receivable, net - Summary of Accounts Receivable Net (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance of doubtful accounts		¥ (256)	¥ (363)
Total	$ 6,980	45,732	44,980
Product Sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		37,429	44,558
Online Marketing And Information Services And Other Revenue [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable		¥ 8,559	¥ 785